Label	Element	Value
Ultra-Small Company Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: ULTRA-SMALL COMPANY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Ultra-Small Company Market Fund (the “Fund”) seeks to provide a long-term total return on capital, primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Financial Highlights, which reflects operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund aims to achieve its objective by approximating the total return of the
Cap-Based
Portfolio 10 Index (the “Index”) published by the University of Chicago’s Center for Research in Security Prices (“CRSP”) over longer time periods. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in ultra-small company stocks based on company size at the time of purchase. For purposes of the Fund’s investments, “ultra-small companies” are defined as those: (i) companies that have a market capitalization the size of the smallest 10% of companies listed on the New York Stock Exchange; or (ii) companies with a capitalization that falls within the range of capitalization of companies included in the Index as defined by CRSP. A majority of the stocks in the Fund are listed on NASDAQ. On June 30, 2020, the stocks in this group generally had a market capitalization of less than $166 million. Bridgeway Capital Management, Inc. (the “Adviser”) invests in a representative sample of the companies included in the Index using a statistical approach. However, the Adviser also may invest in companies that are not included in the Index.
Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark, the Fund may have significant positions in particular sectors.
The Adviser also seeks to minimize the distribution of capital gains, within the constraints of the investment objective and ultra-small company focus, by offsetting capital gains with capital losses. By paying close attention to trading, the Adviser seeks to conduct such tax management without detriment to the overall Fund return.
The Fund may purchase stock market index futures in order to equitize cash.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Ultra-Small Company Risk—
The market price of ultra-small company shares typically exhibits greater volatility than small-company and even micro-cap
company shares and much greater volatility than large-company shares. Therefore, shareholders of this Fund are exposed to higher risk and could lose money.
Market Risk
—The Fund is also subject to the risk that ultra-small company stocks will underperform other kinds of investments for a period of time. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as
COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of
COVID-19
are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Sector Risk
—Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Capital Gains Risk
—If too many ultra-small companies in the Fund outgrow the Fund’s ultra-small-cap
mandate or if the Fund experiences extensive redemptions, the Adviser might need to sell some stocks, which could create capital gains. There can be no guarantee that the Fund will not distribute substantial capital gains, although the Adviser strongly intends to avoid doing so.
Derivatives Risk
—The Fund’s use of futures to equitize cash may increase the volatility of the Fund and, if the transaction is not successful, could result in a loss to the Fund. The use of futures could produce disproportionate gains or losses, more than the principal amount invested. Investing in futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.
Management and Operational Risk
—The Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result,
the
		success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, shareholders of this Fund are exposed to higher risk and could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for various periods compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at bridgeway
funds
.
com
or by calling
800-661-3550.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for various periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-661-3550.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	bridgewayfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Ultra-Small Company Market FundYear by Year % Returns as of 12/31 of Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Return from 1/1/20 through 9/30/20 was -8.43%.
During the periods illustrated in this bar chart, the Fund’s highest quarterly return and lowest quarterly return were:

	Quarter	Total Return
Highest Return:	Q4 10	17.21%
Lowest Return:	Q4 18	-25.39%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a potential tax benefit of realizing a capital loss upon the sale of Fund shares.
Ultra-Small Company Market Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.94%	[3]
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	$ 1,155
2010	rr_AnnualReturn2010	24.86%
2011	rr_AnnualReturn2011	(7.86%)
2012	rr_AnnualReturn2012	19.83%
2013	rr_AnnualReturn2013	50.91%
2014	rr_AnnualReturn2014	4.61%
2015	rr_AnnualReturn2015	(8.28%)
2016	rr_AnnualReturn2016	21.47%
2017	rr_AnnualReturn2017	12.47%
2018	rr_AnnualReturn2018	(17.12%)
2019	rr_AnnualReturn2019	15.34%
Year to Date Return, Label	rr_YearToDateReturnLabel	Return from 1/1/20 through 9/30/20
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.43%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.39%)
1 Year	rr_AverageAnnualReturnYear01	15.34%
5 Years	rr_AverageAnnualReturnYear05	3.67%
10 Years	rr_AverageAnnualReturnYear10	10.05%
Ultra-Small Company Market Fund | Return After Taxes on Distributions | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.94%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.33%	[4]
10 Years	rr_AverageAnnualReturnYear10	7.82%	[4]
Ultra-Small Company Market Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.29%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.62%	[4]
10 Years	rr_AverageAnnualReturnYear10	8.03%	[4]
Ultra-Small Company Market Fund | CRSP Cap-Based Portfolio 10 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.87%
5 Years	rr_AverageAnnualReturnYear05	5.29%
10 Years	rr_AverageAnnualReturnYear10	10.33%

[1]	Acquired Fund Fees and Expenses are expenses incurred by the Fund through its ownership of shares in other investment companies, including business development companies.
[2]	Bridgeway Capital Management, Inc. (the “Adviser”), the investment adviser to the Fund pursuant to its Management Agreement with Bridgeway Funds, is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.75%. Fees and expenses attributable to investments in other funds (i.e., “Acquired Fund Fees and Expenses”) are not included in the 0.75% expense limitation. The expense limitation cannot be changed or eliminated without shareholder approval.
[3]	Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Financial Highlights, which reflects operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax